UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22334

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

JULY 31, 2016

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	July 31, 2016

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 109.2%
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.6%
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	550,000		$580,938
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,050,000		1,101,187	(a)

Total Auto Components					1,682,125

Automobiles - 0.8%
Ford Motor Credit Co., LLC, Senior Notes	2.375%	1/16/18	1,300,000		1,315,690
General Motors Co., Senior Notes	6.600%	4/1/36	720,000		893,158

Total Automobiles					2,208,848

Diversified Consumer Services - 0.1%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	144,266	(b)

Hotels, Restaurants & Leisure - 2.0%
Arcos Dorados Holdings Inc., Senior Notes	6.625%	9/27/23	252,000		256,410	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	940,000		930,600
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	750,000		801,562
MGM Resorts International, Senior Notes	11.375%	3/1/18	1,000,000		1,137,500
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/23	337,603	GBP	500,174	(b)
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	110,000		114,950	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	620,000		550,250	(a)
Whitbread Group PLC, Senior Bonds	3.375%	10/16/25	920,000	GBP	1,343,936	(b)

Total Hotels, Restaurants & Leisure					5,635,382

Household Durables - 0.1%
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	180,000		182,700

Media - 8.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	720,000		849,754	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	3,660,000		4,406,728	(a)
Comcast Corp., Senior Notes	5.700%	7/1/19	1,800,000		2,033,672
DISH DBS Corp., Senior Notes	5.875%	7/15/22	420,000		420,790
DISH DBS Corp., Senior Notes	5.875%	11/15/24	320,000		310,000
Gray Television Inc., Senior Notes	5.875%	7/15/26	270,000		278,235	(a)
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	1,730,000		2,074,799
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	960,900		410,785	(c)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	1,210,000		1,165,381	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	2,610,000		2,610,000	(a)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	1,500,000		1,745,302
Tribune Media Co., Senior Notes	5.875%	7/15/22	450,000		461,250
UBM PLC, Notes	5.750%	11/3/20	1,500,000		1,621,865	(a)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	910,000	EUR	1,094,600	(a)
Viacom Inc., Senior Notes	4.375%	3/15/43	3,510,000		3,041,443
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,000,000		1,016,250	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	1,500,000		1,500,000	(a)

Total Media					25,040,854

Multiline Retail - 0.6%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	710,000		770,350
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	180,000		171,000
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	300,000		255,780	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	700,000		556,500	(a)(c)

Total Multiline Retail					1,753,630

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - 0.9%
GameStop Corp., Senior Notes	6.750%	3/15/21	760,000		$769,500	(a)
L Brands Inc., Debentures	6.950%	3/1/33	1,082,000		1,098,230
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	720,000		777,600

Total Specialty Retail					2,645,330

TOTAL CONSUMER DISCRETIONARY					39,293,135

CONSUMER STAPLES - 5.0%
Beverages - 1.4%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	940,000		1,093,129
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	1,740,000		2,128,417
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	830,000		800,950	(a)

Total Beverages					4,022,496

Food & Staples - 0.1%
FAGE Dairy Industry SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	340,000		348,075	(a)

Food & Staples Retailing - 0.6%
Tesco PLC, Senior Notes	6.125%	2/24/22	1,200,000	GBP	1,795,325

Food Products - 0.6%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	650,000	GBP	804,649	(b)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	700,000		849,328	(a)

Total Food Products					1,653,977

Household Products - 0.2%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	420,000		447,300
Sun Products Corp., Senior Notes	7.750%	3/15/21	160,000		167,200	(a)

Total Household Products					614,500

Tobacco - 2.1%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	500,000		441,875
BAT Netherlands Finance BV, Senior Notes	4.875%	2/24/21	1,450,000	EUR	1,970,219
Reynolds American Inc., Senior Notes	8.125%	6/23/19	2,305,000		2,730,623
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000		712,939

Total Tobacco					5,855,656

TOTAL CONSUMER STAPLES					14,290,029

ENERGY - 14.4%
Energy Equipment & Services - 0.3%
Ensco PLC, Senior Notes	4.700%	3/15/21	160,000		136,200
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	320,000		244,800	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	670,000		494,828

Total Energy Equipment & Services					875,828

Oil, Gas & Consumable Fuels - 14.1%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	1,370,000		1,535,029
California Resources Corp., Senior Notes	5.500%	9/15/21	1,220,000		567,300
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	870,000		996,150	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	470,000		347,800
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	560,000		369,600
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,500,000		1,365,000
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	911,600		976,734	(b)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	1,650,000		1,884,630
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,000,000		2,666,250
Enterprise Products Operating LLC, Senior Notes	6.500%	1/31/19	1,290,000		1,442,205

Enterprise Products Operating LLC, Senior Notes	4.050%	2/15/22	1,520,000		1,651,700
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	2,390,000		2,324,275
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	730,000		609,550	(a)
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	6.000%	8/1/24	230,000		233,450	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Laredo Petroleum Inc., Senior Notes	7.375%	5/1/22	420,000		$410,550
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	310,000		321,707	(b)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	1,110,000		1,256,285	(b)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	800,000		828,000	(a)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	640,000		603,200
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	910,000		768,950
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	150,000		126,750
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	700,000		790,820
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	380,000		357,200
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000		759,000
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	910,000		945,444
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	1,000,000		972,500
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	930,000		1,025,574	(b)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	410,000		452,135	(a)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	2,280,000		2,618,008	(b)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	1,000,000		1,130,070	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	330,000		328,350	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	600,000		594,000	(a)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	2,830,000		3,052,862	(a)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	120,000		125,262
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	340,000		360,189
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,000,000		1,250,298	(a)
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	790,000		693,225
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	390,000		324,188
Williams Cos. Inc., Debentures	7.500%	1/15/31	340,000		367,200
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000		394,525
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	540,000		517,050
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000		415,125
Williams Partners LP, Senior Notes	5.250%	3/15/20	610,000		643,176
WPX Energy Inc., Senior Notes	7.500%	8/1/20	260,000		257,400
WPX Energy Inc., Senior Notes	8.250%	8/1/23	390,000		384,392

Total Oil, Gas & Consumable Fuels					40,043,108

TOTAL ENERGY					40,918,936

FINANCIALS - 33.2%
Banks - 21.2%
Australia & New Zealand Banking Group Ltd., Subordinated Notes	5.125%	9/10/19	1,250,000	EUR	1,606,156	(b)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	170,000		185,831	(d)(e)
Bank of America Corp., Senior Notes	7.750%	4/30/18	800,000	GBP	1,177,108
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	5,950,000		6,662,066
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	240,000		245,100	(d)(e)
BNP Paribas Fortis SA, Senior Subordinated Notes	5.757%	10/4/17	1,200,000	EUR	1,429,477
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	1,620,000		1,654,425	(a)(d)(e)
CIT Group Inc., Senior Notes	5.000%	8/15/22	110,000		116,050
CIT Group Inc., Senior Notes	5.000%	8/1/23	370,000		390,350
Citigroup Inc., Senior Notes	7.375%	9/4/19	1,300,000	EUR	1,778,862
Commonwealth Bank of Australia, Subordinated Notes	5.500%	8/6/19	1,200,000	EUR	1,545,509
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	1,997,000		2,448,821	(a)(d)(e)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	2,530,000		2,867,299	(a)(d)(e)
Credit Agricole SA, Junior Subordinated Notes	7.875%	10/26/19	400,000	EUR	527,701	(b)(d)(e)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	560,000		591,500	(a)(d)(e)
Credit Agricole SA, Subordinated Bonds	8.125%	9/19/33	900,000		990,702	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	760,000		$778,223	(a)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	2,070,000		2,050,335	(d)(e)
ING Bank NV, Subordinated Notes	6.875%	5/29/23	2,850,000	GBP	4,070,961	(d)
Intesa Sanpaolo SpA, Junior Subordinated Notes	8.375%	10/14/19	450,000	EUR	571,024	(b)(d)(e)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	5,870,000		6,154,695	(d)(e)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	250,000		266,250	(d)(e)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	550,000		568,671
M&T Bank Corp., Junior Subordinated Bonds	6.875%	8/29/16	1,570,000		1,585,700	(e)
National Australia Bank Ltd., Subordinated Notes	6.750%	6/26/23	2,750,000	EUR	3,430,636	(d)
National Capital Trust I, Junior Subordinated Bond	5.620%	12/17/18	266,000	GBP	363,479	(b)(d)(e)
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	1,420,000	AUD	1,142,575	(b)(d)
Santander UK Group Holdings PLC, Junior Subordinated Bonds	7.375%	6/24/22	650,000	GBP	852,324	(b)(d)(e)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,120,000		1,171,408	(a)
Societe Generale SA, Junior Subordinated Notes	9.375%	9/4/19	1,550,000	EUR	2,102,033	(b)(d)(e)
Standard Chartered Bank, Subordinated Notes	5.875%	9/26/17	1,250,000	EUR	1,481,014	(b)
Standard Chartered Bank, Subordinated Notes	7.750%	4/3/18	1,000,000	GBP	1,457,071	(b)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/29/16	3,660,000		3,664,575	(d)(e)
Wells Fargo & Co., Junior Subordinated Bonds	5.900%	6/15/24	2,910,000		3,106,425	(d)(e)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	200,000		220,500	(d)(e)
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	700,000		764,728

Total Banks					60,019,584

Capital Markets - 2.9%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	470,000		504,451
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	8/29/16	693,000		564,795	(d)(e)
Goldman Sachs Group Inc., Subordinated Notes	4.750%	10/12/21	2,700,000	EUR	3,550,980
Goldman Sachs Group Inc., Subordinated Notes	5.500%	10/12/21	600,000	GBP	913,492
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,480,000		1,629,099
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	1,000,000		980,000	(a)

Total Capital Markets					8,142,817

Consumer Finance - 0.8%
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	1,880,000		2,011,600
Navient Corp., Senior Notes	6.625%	7/26/21	390,000		394,875

Total Consumer Finance					2,406,475

Diversified Financial Services - 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.250%	7/1/20	430,000		453,112
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	380,000		409,575
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	500,000		523,750	(a)
CPUK Finance Ltd., Senior Secured Notes	7.239%	2/28/24	1,250,000	GBP	2,172,856	(b)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	3,000,000		3,132,276
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	1,260,000		1,384,425
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	330,000		377,438
MUFG Capital Finance 4 Ltd., Junior Subordinated Bonds	5.271%	1/25/17	550,000	EUR	628,736	(d)(e)
Nationwide Building Society, Junior Subordinated Notes	6.875%	6/20/19	580,000	GBP	741,089	(b)(d)(e)

Total Diversified Financial Services					9,823,257

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Insurance - 3.3%
AXA SA, Junior Subordinated Notes	6.463%	12/14/18	2,000,000		$2,107,900	(a)(d)(e)
BUPA Finance PLC, Subordinated Bonds	5.000%	4/25/23	910,000	GBP	1,333,567	(b)
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		1,667,634	(a)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	370,000	GBP	494,049	(b)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000		373,350	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Junior Subordinated Bonds	5.767%	6/12/17	500,000	EUR	582,771	(b)(d)(e)
Scottish Widows PLC, Subordinated Notes	5.500%	6/16/23	910,000	GBP	1,315,778	(b)
Travelers Cos. Inc., Senior Notes	5.350%	11/1/40	1,150,000		1,518,168

Total Insurance					9,393,217

Real Estate Investment Trusts (REITs) - 0.7%
Care Capital Properties LP, Senior Notes	5.125%	8/15/26	310,000		314,488	(a)
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	410,000		424,096	(a)
GEO Group Inc., Senior Notes	6.000%	4/15/26	630,000		648,112
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	440,000		481,800
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	200,000		210,750

Total Real Estate Investment Trusts (REITs)					2,079,246

Real Estate Management & Development - 0.6%
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	1,680,000		1,705,200

Thrifts & Mortgage Finance - 0.2%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	640,000		637,600	(a)

TOTAL FINANCIALS					94,207,396

HEALTH CARE - 6.0%
Biotechnology - 0.7%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	960,000		1,019,903
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	490,000		477,015	(a)
Celgene Corp., Senior Notes	5.000%	8/15/45	510,000		595,861

Total Biotechnology					2,092,779

Health Care Equipment & Supplies - 1.4%
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	1,070,000	EUR	1,236,718	(a)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	320,000		267,200	(a)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,200,000		1,098,000	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	580,000		594,500	(a)
Kinetic Concepts Inc./KCI USA Inc., Senior Secured Notes	7.875%	2/15/21	560,000		605,153	(a)

Total Health Care Equipment & Supplies					3,801,571

Health Care Providers & Services - 3.1%
Centene Corp., Senior Notes	5.625%	2/15/21	480,000		508,200
Centene Corp., Senior Notes	6.125%	2/15/24	370,000		398,446
HCA Inc., Senior Secured Notes	5.250%	6/15/26	470,000		499,375
Humana Inc., Senior Notes	7.200%	6/15/18	2,700,000		2,977,557
Synlab Unsecured Bondco PLC, Senior Bonds	8.250%	7/1/23	370,000	EUR	432,337	(b)
Unilabs Subholding AB, Senior Secured Notes	8.500%	7/15/18	1,200,000	EUR	1,380,440	(b)
UnitedHealth Group Inc., Senior Notes	6.000%	2/15/18	1,350,000		1,450,449
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,250,000		1,168,750

Total Health Care Providers & Services					8,815,554

Pharmaceuticals - 0.8%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	290,000		313,188
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	650,000		723,028
Mallinckrodt International Finance SA, Senior Notes	5.750%	8/1/22	520,000		510,900	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	800,000		748,000	(a)

Total Pharmaceuticals					2,295,116

TOTAL HEALTH CARE					17,005,020

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INDUSTRIALS - 6.2%
Air Freight & Logistics - 0.2%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	330,000		$342,787	(a)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	160,000		159,200	(a)

Total Air Freight & Logistics					501,987

Airlines - 1.4%
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	1,259,450		1,328,719
Heathrow Finance PLC, Senior Secured Notes	7.125%	3/1/17	950,000	GBP	1,301,252	(b)
Manchester Airport Group Funding PLC, Senior Secured Notes	4.125%	4/2/24	860,000	GBP	1,332,326	(b)
United Airlines Inc., Pass-Through Certificates, Senior Secured Notes	10.400%	11/1/16	18,497		18,819

Total Airlines					3,981,116

Building Products - 0.8%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,220,000		1,146,800	(a)
Standard Industries Inc., Senior Notes	5.125%	2/15/21	380,000		399,000	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	550,000		576,125	(a)

Total Building Products					2,121,925

Commercial Services & Supplies - 1.8%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	410,000		354,650	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	680,000		741,200	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	680,000		603,075
Republic Services Inc., Senior Notes	5.250%	11/15/21	1,450,000		1,684,258
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	420,000		429,450	(a)
West Corp., Senior Notes	5.375%	7/15/22	1,430,000		1,338,837	(a)

Total Commercial Services & Supplies					5,151,470

Construction & Engineering - 0.5%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	720,000		738,000	(a)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	530,000		523,375	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	600,000		249,000	(a)

Total Construction & Engineering					1,510,375

Electrical Equipment - 0.0%
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	100,000	EUR	118,229	(a)

Marine - 0.1%
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	630,000		122,850	*(f)(g)

Road & Rail - 1.0%
Eversholt Funding PLC, Senior Secured Notes	6.359%	12/2/25	740,000	GBP	1,314,856
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,132,000		1,115,020	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	630,000		456,750

Total Road & Rail					2,886,626

Trading Companies & Distributors - 0.4%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,080,000		1,131,300

TOTAL INDUSTRIALS					17,525,878

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INFORMATION TECHNOLOGY - 3.2%
Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	440,000		$438,350

Internet Software & Services - 0.9%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	2,110,000		2,160,112	(a)(c)
Match Group Inc., Senior Notes	6.375%	6/1/24	380,000		407,550	(a)

Total Internet Software & Services					2,567,662

IT Services - 0.2%
First Data Corp., Senior Secured Notes	5.000%	1/15/24	500,000		505,625	(a)

Software - 0.3%
Oberthur Technologies Holding SAS, Senior Secured Notes	9.250%	4/30/20	670,000	EUR	793,274	(a)

Technology Hardware, Storage & Peripherals - 1.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	5.875%	6/15/21	690,000		721,670	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	7.125%	6/15/24	400,000		430,906	(a)
HP Inc., Senior Notes	4.650%	12/9/21	2,000,000		2,203,606
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	980,000		858,240
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	520,000		436,925

Total Technology Hardware, Storage & Peripherals					4,651,347

TOTAL INFORMATION TECHNOLOGY					8,956,258

MATERIALS - 8.7%
Chemicals - 0.8%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	280,000		291,027	(a)
OCP SA, Senior Notes	5.625%	4/25/24	800,000		870,171	(a)
PQ Corp., Senior Secured Notes	6.750%	11/15/22	350,000		369,033	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	700,000		731,500	(a)

Total Chemicals					2,261,731

Construction Materials - 0.8%
Eagle Materials Inc., Senior Notes	4.500%	8/1/26	560,000		569,450
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	750,000		573,750	(a)
HeidelbergCement Finance Luxembourg SA, Senior Notes	8.500%	10/31/19	610,000	EUR	854,578	(b)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	300,000		223,500	(a)

Total Construction Materials					2,221,278

Containers & Packaging - 1.6%
BWAY Holding Co., Senior Notes	9.125%	8/15/21	1,290,000		1,290,000	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	450,000		454,500	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	410,000		423,325	(a)
SGD Group SAS, Senior Secured Bonds	5.625%	5/15/19	1,230,000	EUR	1,416,429	(b)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	970,000		1,022,477	(a)

Total Containers & Packaging					4,606,731

Metals & Mining - 4.4%
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	470,000		458,250	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	250,000		244,375	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	850,000		835,125	(a)
ArcelorMittal SA, Senior Notes	8.000%	10/15/39	750,000		798,750
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	1,500,000		1,672,500	(a)(d)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	650,000		645,125
Glencore Finance Canada Ltd., Senior Notes	5.250%	6/13/17	950,000	EUR	1,107,258
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000		1,722,787
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	500,000		535,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	580,000		$632,200	(a)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,816,000		2,742,080
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000		328,950
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000		713,662

Total Metals & Mining					12,436,062

Paper & Forest Products - 1.1%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	1,220,000		1,394,195
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	260,000		268,658
UPM-Kymmene OYJ, Senior Notes	6.625%	1/23/17	1,000,000	GBP	1,359,781

Total Paper & Forest Products					3,022,634

TOTAL MATERIALS					24,548,436

TELECOMMUNICATION SERVICES - 12.4%
Diversified Telecommunication Services - 8.0%
British Telecommunications PLC, Senior Bonds	8.500%	12/7/16	1,200,000	GBP	1,629,325	(b)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	220,000		235,675
Level 3 Financing Inc., Senior Notes	5.625%	2/1/23	1,770,000		1,865,137
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	2,510,000		552,200	*(a)(f)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	650,000		722,183	(a)
Qwest Corp., Senior Notes	6.750%	12/1/21	2,500,000		2,750,000
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	5,320,000		5,406,450	(a)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	2,000,000		2,221,374
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	2,000,000		2,642,802
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,500,000		2,935,212
Windstream Services LLC, Senior Notes	7.750%	10/15/20	1,330,000		1,332,494
Windstream Services LLC, Senior Notes	7.750%	10/1/21	270,000		257,850
Windstream Services LLC, Senior Notes	6.375%	8/1/23	200,000		174,000

Total Diversified Telecommunication Services					22,724,702

Wireless Telecommunication Services - 4.4%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	1,060,000		1,073,250	(a)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,050,000		2,162,377
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000		841,816
Neptune Finco Corp., Senior Notes	10.125%	1/15/23	270,000		310,163	(a)
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	760,000		820,800	(a)
Neptune Finco Corp., Senior Notes	10.875%	10/15/25	1,360,000		1,594,600	(a)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,090,000		1,204,450
Sprint Corp., Senior Notes	7.875%	9/15/23	3,410,000		3,130,823
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	9.125%	4/30/18	1,150,000		1,269,706	(b)

Total Wireless Telecommunication Services					12,407,985

TOTAL TELECOMMUNICATION SERVICES					35,132,687

UTILITIES - 6.2%
Electric Utilities - 3.0%
Electricite de France S.A., Junior Subordinated Notes	5.250%	1/29/23	2,500,000		2,446,875	(a)(d)(e)
Enel SpA, Junior Subordinated Bonds	7.750%	9/10/75	1,740,000	GBP	2,550,073	(b)(d)
FirstEnergy Corp., Notes	7.375%	11/15/31	1,930,000		2,497,380
State Grid Overseas Investment 2014 Ltd., Senior Notes	4.125%	5/7/24	1,000,000		1,117,481	(b)

Total Electric Utilities					8,611,809

Gas Utilities - 0.3%
Wales & West Utilities Finance PLC, Senior Secured Bonds	5.125%	12/2/16	650,000	GBP	871,911	(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Independent Power and Renewable Electricity Producers - 1.1%
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	1,280,000		$1,360,000	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	1,948,589		1,795,137

Total Independent Power and Renewable Electricity Producers					3,155,137

Multi-Utilities - 1.8%
Centrica PLC, Senior Notes	6.375%	3/10/22	1,200,000	GBP	2,022,472	(b)
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	1,210,000		1,394,525	(a)
Veolia Environnement SA, Senior Notes	6.750%	4/24/19	1,200,000	EUR	1,594,149

Total Multi-Utilities					5,011,146

TOTAL UTILITIES					17,650,003

TOTAL CORPORATE BONDS & NOTES (Cost - $301,846,885)					309,527,778

ASSET-BACKED SECURITIES - 1.4%
Argent Securities Inc., 2004-W10 A2	1.268%	10/25/34	740,687		724,582	(d)
Asset Backed Funding Certificates, 2003-WMC1 M1	1.463%	6/25/33	1,181,839		1,116,254	(d)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.592%	11/15/36	480,419		378,053	(d)
Home Equity Asset Trust, 2004-8 M1	1.358%	3/25/35	641,516		623,754	(d)
Park Place Securities Inc., 2004-WCW1 M2	1.508%	9/25/34	183,115		184,014	(d)
Residential Asset Mortgage Products Inc., 2003-RZ5 A7	5.470%	9/25/33	211,948		218,755
Residential Asset Mortgage Products Inc., 2003-SL1 M1	7.348%	4/25/31	1,269,638		742,264	(d)
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	60,873		62,611	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $4,180,149)					4,050,287

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
ARM Trust, 2004-5 4A1	3.004%	4/25/35	301,840		293,653	(d)
Bear Stearns ARM Trust, 2005-12 24A1	2.813%	2/25/36	28,374		26,218	(d)
Credit Suisse Mortgage Capital Certificates, 2009-3R 25A1	3.207%	7/27/36	13,324		13,353	(a)(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	234,772		253,088	(a)
HarborView Mortgage Loan Trust, 2004-10 4A	2.967%	1/19/35	197,604		194,733	(d)
JPMorgan Mortgage Trust, 2005-A5 1A2	3.177%	8/25/35	855,692		849,042	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.466%	9/25/36	64,030		57,453	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,535,094)					1,687,540

SENIOR LOANS - 0.7%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	490,206		377,459	(h)(i)

HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.2%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	594,000		540,540	(h)(i)

Health Care Providers & Services - 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	718,667		698,903	(h)(i)

TOTAL HEALTH CARE					1,239,443

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	389,023		363,736	(h)(i)

TOTAL SENIOR LOANS (Cost - $2,150,505)					1,980,638

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 2.3%
Argentina - 0.3%
Republic of Argentina, Senior Notes	6.875%	4/22/21	360,000		$388,260	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	340,000		370,090	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	200,000		213,500	(a)

Total Argentina					971,850

Brazil - 0.2%
Banco Nacional de Desenvolvimento Economico e Social, Senior Notes	3.375%	9/26/16	560,000		560,560	(a)

Chile - 0.6%
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	1,540,000		1,655,291	(a)

Peru - 0.2%
Republic of Peru, Senior Bonds	7.840%	8/12/20	1,249,000	PEN	409,277

United Arab Emirates - 0.5%
MDC-GMTN B.V., Senior Notes	7.625%	5/6/19	1,250,000		1,459,430	(b)

United Kingdom - 0.5%
United Kingdom Treasury Gilt, Bonds	4.500%	3/7/19	1,019,000	GBP	1,505,975	(b)

TOTAL SOVEREIGN BONDS (Cost - $6,386,855)					6,562,383

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.0%
U.S. Government Obligations - 8.0%
U.S. Treasury Bonds	3.000%	11/15/45	80,000		94,183
U.S. Treasury Notes	1.375%	9/30/20	18,460,000		18,776,201
U.S. Treasury Notes	1.125%	6/30/21	2,500,000		2,510,742
U.S. Treasury Notes	1.625%	5/15/26	1,210,000		1,228,150

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $22,384,800)					22,609,276

			SHARES
COMMON STOCKS - 0.5%
FINANCIALS - 0.5%
Banks - 0.5%
Citigroup Inc.			32,862		1,439,684

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Axtel SAB de CV, ADR			12,516		26,138	*(a)

TOTAL COMMON STOCKS (Cost - $1,427,683)					1,465,822

CONVERTIBLE PREFERRED STOCKS - 0.3%
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Allergan PLC (Cost - $635,061)	5.500%		755		676,737

PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Capital Markets - 0.4%
State Street Corp.	5.900%		37,454		1,102,271	(d)

Diversified Financial Services - 0.0%
Citigroup Capital XIII	7.122%		3,050		79,880	(d)

TOTAL PREFERRED STOCKS (Cost - $1,017,989)					1,182,151

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY‡		EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84SAR (Cost - $171,864)		1/17/17	8,031,000	$27,474

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $341,736,885)				349,770,086

	RATE		SHARES
SHORT-TERM INVESTMENTS - 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $7,119,844)	0.250%		7,119,844	7,119,844

TOTAL INVESTMENTS - 125.9% (Cost - $348,856,729#)				356,889,930
Liabilities in Excess of Other Assets - (25.9)%				(73,408,161)

TOTAL NET ASSETS - 100.0%				$283,481,769

‡	Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on these securities is currently in default as of July 31, 2016.

(g)	Illiquid security.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ARM	— Adjustable Rate Mortgage
AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
OJSC	— Open Joint Stock Company
PEN	— Peruvian Nuevo Sol
SAR	— Saudi Arabian Riyal

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$309,527,778	—	$309,527,778
Asset-Backed Securities	—	4,050,287	—	4,050,287
Collateralized Mortgage Obligations	—	1,687,540	—	1,687,540
Senior Loans:
Energy	—	—	$377,459	377,459
Health Care	—	540,540	698,903	1,239,443
Utilities	—	—	363,736	363,736
Sovereign Bonds	—	6,562,383	—	6,562,383
U.S. Government & Agency Obligations	—	22,609,276	—	22,609,276
Common Stocks:
Financials	$1,439,684	—	—	1,439,684
Telecommunication Services	—	26,138	—	26,138
Convertible Preferred Stocks	676,737	—	—	676,737
Preferred Stocks	1,182,151	—	—	1,182,151
Purchased Options	—	27,474	—	27,474

Total Long-Term Investments	$3,298,572	$345,031,416	$1,440,098	$349,770,086

Short-Term Investments†	$7,119,844	—	—	$7,119,844

Total Investments	$10,418,416	$345,031,416	$1,440,098	$356,889,930

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$4,045,794	—	$4,045,794

Total	$10,418,416	$349,077,210	$1,440,098	$360,935,724

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$79,271	—	$79,271

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,330,513
Gross unrealized depreciation	(16,297,312)

Net unrealized appreciation	$8,033,201

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	784,586	USD	611,546	Bank of America N.A.	8/12/16	$(10,582)
EUR	660,000	USD	743,985	Bank of America N.A.	8/12/16	(5,828)
EUR	230,000	USD	255,928	Bank of America N.A.	8/12/16	1,308
USD	37,003,379	EUR	32,233,751	Bank of America N.A.	8/12/16	952,535
EUR	250,000	USD	280,902	Citibank N.A.	8/12/16	(1,297)
EUR	640,000	USD	717,798	Citibank N.A.	8/12/16	(2,010)
GBP	1,130,000	USD	1,499,516	Citibank N.A.	8/12/16	(3,818)
USD	1,507,208	EUR	1,314,559	Citibank N.A.	8/12/16	36,980
USD	15,484,033	GBP	10,672,373	Citibank N.A.	8/12/16	1,357,803
EUR	500,000	USD	552,367	UBS AG	8/12/16	6,842
USD	644,807	EUR	562,143	UBS AG	8/12/16	16,095
USD	19,197,454	GBP	13,238,802	UBS AG	8/12/16	1,674,231
USD	2,109,709	GBP	1,630,000	UBS AG	8/12/16	(47,801)
USD	625,171	EUR	564,537	Bank of America N.A.	10/14/16	(7,935)

Total						$3,966,523

Abbreviations used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Corporate Defined Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 21, 2016